2020 SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND 2020 WARRANT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Schedule of derivative liabilities

The derivative liabilities were valued using Black-Scholes pricing model with the following average assumptions:

March 31, 2021
Stock Price	$0.0327
Exercise Price	$0.0276
Expected Life	1
Volatility	99.5%
Dividend Yield	0%
Risk-Free Interest Rate	.06%

Fair Value	$627,018

The derivative liabilities were valued using Black-Scholes pricing model with the following average assumptions:

December 31, 2020
Stock Price	$0.0340
Exercise Price	$0.0332
Expected Life	1
Volatility	105%
Dividend Yield	0%
Risk-Free Interest Rate	2.30%

Fair Value	$361,152

Schedule of assets and liabilities measured at fair value

The following table summarizes the changes in the Company’s assets and liabilities measured at fair value as of March 31, 2021:

	March 31, 2021	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Convertible promissory notes with embedded conversion option	$627,018		$627,018
Total	$627,018		$627,018

The following table summarizes the changes in the Company’s assets and liabilities measured at fair value as of December 31, 2020:

	December 31, 2020	Quoted prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Convertible promissory notes with embedded conversion option	$361,152		$361,152
Total	$361,152		$361,152

Summary of change in fair value of derivative liability

The following table sets forth a summary of change in fair value of the Company’s derivative liabilities for the year ended March 31, 2021:

Fair value, January 1, 2020	$—
Change in fair value of embedded conversion features of debenture included in earnings	—
Embedded conversion option liability recorded in connection with the issuance of 2020 debenture	148,628
Fair value, June 30, 2020	$148,628
Change in fair value of embedded conversion features of debenture included in earnings	(39,725)
Embedded conversion option liability recorded in connection with the issuance of 2020 debentures	108,903
Fair value, September 30, 2020	$217,806
Change in fair value of embedded conversion features of debenture included in earnings	(69,051)
Embedded conversion option liability recorded in connection with the issuance of 2020 debentures	212,397
Fair value, December 31, 2020	$361,152
Change in fair value of embedded conversion features of debenture included in earnings	(202,443)
Embedded conversion option liability recorded in connection with the issuance of 2021 debentures	468,309
Fair value, March 31, 2021	$627,018

The following table sets forth a summary of change in fair value of the Company’s derivative liabilities for the year ended December 31, 2020:

Fair value, January 1, 2020	$-
Change in fair value of embedded conversion features of debenture included in earnings	-
Embedded conversion option liability recorded in connection with the issuance of debenture	148,628
Fair value, June 30, 2020	$148,628
Change in fair value of embedded conversion features of debenture included in earnings	(39,725)
Embedded conversion option liability recorded in connection with the issuance of debentures	108,903
Fair value, September 30, 2020	$217,806
Change in fair value of embedded conversion features of debenture included in earnings	(69,051)
Embedded conversion option liability recorded in connection with the issuance of debentures	212,397
Fair value, December 31, 2020	$361,152